Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The Company will reflect measurement period adjustments, in the period in which the adjustments occur, and the Company will finalize its accounting for the acquisition within one year from December 27, 2023 (see Note 6 for measurement period adjustments recorded through March 31, 2024). A change in the fair value of the net assets may change the amount recognized to goodwill. If the final fair value estimates and tax adjustments related to the net assets acquired decrease from their preliminary estimates, the amount of goodwill will increase and if the final fair value estimates and tax adjustments related to the net assets acquired increase from their preliminary estimates, the amount of goodwill will decrease and may result in a gain on purchase. In addition, the final fair value estimates related to the net assets acquired could impact the amount of amortization expense recorded associated with amounts allocated to film and television programs and other intangible assets. The preliminary goodwill amount is reflected in the table below, and arises from the opportunity for strengthening our global distribution infrastructure and enhanced positioning for motion picture and television projects and selling opportunities. The goodwill will not be amortized for financial reporting purposes, and will not be deductible for federal tax purposes. The fair value measurements were primarily based on significant inputs that are not observable in the market, such as discounted cash flow (DCF) analyses, and thus represent Level 3 fair value measurements.
The preliminary allocation of the purchase price to the assets acquired and liabilities assumed, and a reconciliation to total consideration transferred is presented in the table below:

(Amounts in millions)
Cash and cash equivalents	$54.1
Accounts receivable	298.8
Investment in films and television programs	371.8
Property and equipment	14.0
Intangible assets	4.0
Other assets (1)	168.2
Accounts payable and accrued liabilities	(67.8)
Content related payable	(35.4)
Participations and residuals (1)	(201.9)
Film related obligations (1)	(105.8)
Other liabilities and deferred revenue (1)	(130.5)

Preliminary fair value of net assets acquired	369.5
Goodwill	15.6

Preliminary purchase price consideration	$385.1

(1)	Includes current and non-current amounts.

Schedule of Pro Forma Statement of Operations Information	The following unaudited pro forma condensed consolidated statement of operations information presented below illustrates the results of operations of the Company as if the acquisition of eOne as described above occurred on April 1, 2023. The unaudited pro forma condensed consolidated financial information is presented for informational purposes and is not indicative of the results of operations that would have been achieved if the acquisition had occurred on April 1, 2023, nor is it indicative of future results. The statement of operations information below includes the statement of operations of eOne for the three and six months ended September 30, 2023 combined with the Company’s statement of operations for the three and six months ended September 30, 2023, respectively.

	Three Months Ended September 30,	Six Months Ended September 30,
	2023	2023
	(Amounts in millions)
Revenues	$900.2	$1,667.6
Net income (loss) attributable to Lionsgate Studios Corp.	31.7	(279.4)

	Year Ended March 31,
	2024	2023
	(Amounts in millions)
Revenues	$3,380.0	$3,911.6
Net income (loss) attributable Parent	$(376.5)	$63.4

Schedule of Purchase Price Allocation to Tangible and Intangible Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase price to the assets acquired and liabilities assumed (including measurement period adjustments recorded through September 30, 2024, see Note 6), and a reconciliation to total consideration transferred is presented in the table below:

(Amounts in millions)
Cash and cash equivalents	$54.1
Accounts receivable	294.2
Investment in films and television programs	370.2
Property and equipment	14.0
Intangible assets	4.0
Other assets (1)	171.1
Accounts payable and accrued liabilities	(67.7)
Content related payable	(38.8)
Participations and residuals (1)	(202.4)
Film related obligations (1)	(105.8)
Other liabilities and deferred revenue (1)	(130.7)

Preliminary fair value of net assets acquired	362.2
Goodwill	10.9

Preliminary purchase price consideration at September 30, 2024	$373.1

(1)	Includes current and non-current amounts.